Note 4 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SUMMARY OF SIGINFICANT ACCOUTING POLICIES

The accounting policies applied by the Company in these Condensed Consolidated Interim Financial Statements are the same as those applied by the Company in its Consolidated Financial Statements for the year ended
December 31, 2018,
except the following:

New Standards Adopted in Current Year

IFRS
16
‘Leases” was issued by the IASB in
January 2016
and applies to annual reporting periods beginning on or after
January 1, 2019.
IFRS
16
establishes principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting however, remains largely unchanged and the distinction between operating and finance leases is retained. Under IFRS
16,
a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly and the liability accrues interest. This will typically produce a front-loaded expense profile (whereas operating leases under IAS
17
would typically have had straight-line expenses) as an assumed linear depreciation of the right-of-use asset and the decreasing interest on the liability will lead to an overall decrease of expense over the reporting period.

The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if that can be readily determined. The use their incremental borrowing rate. As with IFRS
16’s
predecessor, IAS
17,
lessors classify leases as operating or finance in nature. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset. Otherwise a lease is classified as an operating lease.

The Company has elected to apply the retrospective method by setting right-of-use assets based on the lease liability at the date of initial application, adjusted by the amount of lease payments.

The following table summarize the impacts of adopting IFRS
16
on the consolidated balance sheet as
June 30, 2019
and the statement of comprehensive income (loss) for the period then ended for each of the line items affected. There was no
material impact on the consolidated statement of cash flows for the period ended
June 30, 2019.

June 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Assets
Right-of-use assets, net		$366,310	$366,310	$-
Total Assets		1,736,278	366,310	1,369,968

Liability
Lease obligation		338,854	338,854	-
Total Liabilities		1,031,682	338,854	692,828

Equity
Deficit		(24,923,921)	27,456	(24,951,377)
Total equity		704,596	27,456	677,140
Total Equity and Liabilities		1,736,278	366,310	1,369,968

Impact on the consolidated statement of comprehensive income (loss)

For the period ended June 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Depreciation		$94,936	$85,905	$9,031
Selling, general and administrative expenses		430,917	(104,698)	535,615
Net Profit for the Period		116,129	18,793	134,922
Total Compenhensive Income		89,243	18,793	70,450

On transition to IFRS
16,
the Company recognized a right of use asset and lease liability of
$338,854.
The recognition of the right of use asset is considered non-cash items within the statement of cash flows. When measuring operating lease commitments, the Company used a weighted average rate of
3.75%.

Operating lease commitments as at January 1, 2019	$436,455
Effect of discounting using the incremental borrowing rate	7,097
Lease contract for where right-to-use has not commenced	(104,698)
Leasse liability recognized during period ended June 30, 2019	$338,854